Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments
Delinquency period to place loans on non-accrual status	90 days
Other-than-temporary impairment threshold, percentage of market price to original purchase price	80.00%
Reserves
Percentage of certainty that ultimate losses will not exceed claims reserves	0.00%
Long Duration Contracts
Percentage of risks related to reserves recorded for policies under FFG, LTC and life insurance no longer offered, ceded via reinsurance	100.00%
Deferred Gain on Disposal of Businesses
Deferred Gain on Disposal of Businesses	$ 2,489	$ 2,261
Adjustments to estimates affecting deferred gain on disposal of businesses		0
FFG
Deferred Gain on Disposal of Businesses
Deferred Gain on Disposal of Businesses	$ 516